Variable Interest Entities ("VIEs") (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of bareboat charters
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with the lessor VIE as of June 30, 2025, is shown below:

(in thousands of $)	2025 (1)	2026	2027	2028	2029	2030+
Hilli (2)	39,595	77,274	74,388	71,332	68,361	201,739
(1) For the six months ending December 31, 2025.

(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

Schedule of variable interest entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2025 and December 31, 2024, are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Assets
Restricted cash and short-term deposits	16,466	17,472

(in thousands of $)	June 30, 2025	December 31, 2024

Liabilities
Accrued expenses	(17,011)	(12,244)
Other current liabilities (note 17)	(184,000)	(184,000)
Debt:
Current portion of long-term debt and short-term debt	(267,985)	(278,551)
Long-term debt	(3,328)	(33,432)
Total debt	(271,313)	(311,983)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 are as follows:

(in thousands of $)	2025	2024
Statement of operations
Other financial items, net (note 8)	1,216	3,749
Interest expense	7,730	10,381

Statement of cash flows
Net debt repayments	(40,882)	(42,670)
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2024 are as follows:

(in thousands of $)	2024
Statement of operations
Liquefaction services revenue	112,488
Realized and unrealized gain/(loss) on oil and gas derivative instruments	56,635

Statement of cash flows
Net debt repayments	(42,670)
Cash dividends paid	(4,737)
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Balance sheet
Current assets	203,896	139,911
Non-current assets	1,766,641	1,795,646
Current liabilities	(125,058)	(186,149)
Non-current liabilities	(611,353)	(602,819)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 are as follows:

	Six months ended June 30,
(in thousands of $)	2025	2024
Statement of operations
Sales-type lease revenue	5,682	—
Vessel management fees and other revenues	3,293	—
Other non-operating income	29,981	—

Statement of cash flows
Additions to asset under development	152,583	88,965
Capitalized financing costs	—	(569)
Net debt repayments	(29,167)	—
Proceeds from subscription of equity interest	21,020	27,278